Intangibles	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangibles
6.	Intangibles

As at	March 31, 2019					March 31, 2018
	Customer relationships	Software	Tradenames	Non- compete agreements	Total	Customer relationships	Software	Total
	$	$	$	$	$	$	$	$
Cost	28,348	1,256	-	-	29,604	22,708	190	22,898
Additions, purchased	425	1	-	-	426	-	65	65
Additions through business acquisitions	26,701	-	12,398	311	39,410	5,640	18	5,658
Additions, internally generated	-	98	-	-	98	-	896	896
Foreign currency translation adjustment	349	-	206	5	560	-	87	87
Subtotal	55,823	1,355	12,604	316	70,098	28,348	1,256	29,604
Accumulated amortization	14,203	252	-	-	14,455	8,598	133	8,731
Amortization expense	7,634	392	-	66	8,092	5,605	119	5,724
Subtotal	21,837	644	-	66	22,547	14,203	252	14,455
Net carrying amount	33,986	711	12,604	250	47,551	14,145	1,004	15,149

The tradenames related to the Enterprise Performance Management (“EPM”) US operations and the Enterprise Resource Planning (“ERP”) US operations, both stemming from the Edgewater acquisition (Note 3), have a carrying value of $7,318,000 and $5,286,000, respectively, as at March 31, 2019 and are assessed by management as having indefinite useful lives. Consequently, the Group completed the annual impairment test as at March 31, 2019 and concluded no impairment occurred in 2019.